Long-term Debt (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Short-Term Debt [Line Items]
Long-term debt, weighted average interest rate, at point in time	7.73%	8.21%	5.41%
Long Term Debt and Promissory Note [Member]
Short-Term Debt [Line Items]
Interest expense on long-term debt and promissory note	$ 6,259	$ 5,552	$ 4,148
Konkar Ormi [Member]
Short-Term Debt [Line Items]
Interest rate margin	0.0235